Commitments and Contingencies - Lease Commitments (Detail) (Real Estate [Member], USD $) In Millions, unless otherwise specified	Feb. 28, 2015
Real Estate [Member]
Operating Leases Future Minimum Payments Due [Line Items]
2016	$ 42
2017	37
2018	30
2019	26
2020	18
Thereafter	26
Total	$ 179